Stock based Compensation (Weighted-Average Assumptions used to Estimate Fair Value of Stock Options Granted) (Details) - $ / shares	6 Months Ended
	Jan. 23, 2016	Jan. 24, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term (years)	3 years	3 years 10 months 33 days
Expected volatility (percent)	35.30%	38.90%
Risk-free interest rate (percent)	1.50%	1.80%
Expected dividend yield (percent)	0.00%	0.00%
Weighted-average grant date fair value (dollars per share)	$ 4.25	$ 4.97